Fair Value Measurements - Schedule of Estimated Fair Value was Measured Using a Monte Carlo Simulation Method (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	4.14%	4.50%	3.56%
Expected term (in years)	6 years 1 month 6 days	5 years 9 months 18 days	5 years 9 months 18 days
Expected volatility	71.00%	85.80%	63.00%
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 1.75	$ 3.74
Risk-free interest rate	4.90%	4.46%
Expected term (in years)	1 year 3 months 18 days	1 year 7 months 6 days
Expected volatility	100.00%	82.50%
Earn-Out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price	$ 1.75	$ 3.74
Risk-free interest rate	4.30%	3.90%
Expected term (in years)	4 years 3 months 18 days	4 years 7 months 6 days
Expected volatility	102.00%	87.00%